Average Annual Total Returns - Invesco Conservative Multi-Asset Allocation ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Custom Invesco Conservative Allocation ETF Index (20% MSCI ACWI and 80% Bloomberg Barclays U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses or taxes) 1 Year	Custom Invesco Conservative Allocation ETF Index (20% MSCI ACWI and 80% Bloomberg Barclays U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Feb. 23, 2017	8.05%	6.29%	6.91%	4.61%	4.78%	4.14%	9.73%	6.55%	18.40%	15.00%